Warrants (Details) - A summary of outstanding common stock warrants (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	May 27, 2011
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Total
Warrants Outstanding	7,453,288	70,379,320
Warrants Recorded as Liabilities		1,051,074	56,173,248
Warrant A [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities	6,128,379
Warrant A [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	6,128,379	56,173,248
Exercise Price (in Dollars per Share)	$ 2.60	$ 0.6200
Expiration Date	August and September 2018	May 2016
Warrant B [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities	717,905
Warrant B [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	717,905	4,487,656
Exercise Price (in Dollars per Share)	$ 4.04	$ 0.7800
Expiration Date	June and August 2014	June and August 2014
Warrant C [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities	552,186
Warrant C [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	552,186	2,875,736
Exercise Price (in Dollars per Share)	$ 4.22	$ 0.8400
Expiration Date	December 2014 and January 2015	December 2014 and January 2015
Warrant D [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities
Warrant D [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	7,740	2,265,071
Exercise Price (in Dollars per Share)	$ 77.52	$ 0.8400
Expiration Date	June and August 2014	May 2013
Warrant E [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities
Warrant E [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	1,022	95,368
Exercise Price (in Dollars per Share)	$ 83.49	$ 1.4680
Expiration Date	December 2014 and January 2015	December 2015
Warrant F [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities
Warrant F [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	960	203,500
Exercise Price (in Dollars per Share)	$ 145.90	$ 1.5000
Expiration Date	December 2015	July 2015
Warrant G [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities
Warrant G [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,047	3,000,830
Exercise Price (in Dollars per Share)	$ 149.09	$ 1.5500
Expiration Date	July 2015	July 2015
Warrant H [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities
Warrant H [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	30,192	200,000
Exercise Price (in Dollars per Share)	$ 154.05	$ 3.0000
Expiration Date	July 2015	December 2014 and November 2015
Warrant I [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities
Warrant I [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock
Warrants Outstanding	2,012
Exercise Price (in Dollars per Share)	$ 298.17
Expiration Date	December 2014 and November 2015
Subtotal [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities	7,398,470
Subtotal [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Subtotal
Warrants Outstanding	7,442,443	69,301,409
Warrant J [Member] | Warrant [Member] | Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities
Warrant J [Member] | Convertible Preferred Stock [Member] | Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Series C CPS
Warrants Outstanding	10,845
Exercise Price (in Dollars per Share)	$ 230.52
Expiration Date	March 2014
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Recorded as Liabilities	7,398,470